Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contractual obligation, fiscal year maturity schedule
The following table is a summary of our contractual obligations at December 31, 2025 that are due in each of the next five years and thereafter.

	2026	2027	2028	2029	2030	Thereafter	Total
Commitments for property, plant and equipment and intangible assets	1,355	1,391	522	454	429	1,588	5,739
Purchase obligations	893	607	464	398	343	642	3,347
Leases committed not yet commenced	15	22	23	24	24	64	172
Total	2,263	2,020	1,009	876	796	2,294	9,258